COMMITMENTS (Details Textuals 3) (Standby Equity Distribution Agreement, Restricted Stock, USD $)	0 Months Ended	1 Months Ended
	May 04, 2011	Jun. 30, 2011
Standby Equity Distribution Agreement | Restricted Stock
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of restricted shares issued	176,471	67,745
Commitment fee	$ 150,000	$ 150,000
Commitment Amount	$ 5,000,000	$ 10,000,000